UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management, LP
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            November 4, 2009
---------------------     -------------------------      -----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	92
					 -----------------

Form 13F Information Table Value Total:        57,643
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AECOM Technology Corp	        com	 00766T100    1327	48900	 SH	       SOLE		        48900	0      0
Ace Ltd	                        com      H0023R105    512	9586	 SH	       SOLE		        9586	0      0
Adaptec Inc	                com	 00651F108    279	83462	 SH	       SOLE		        83462	0      0
Amicas Inc	                com	 001712108    252	69920	 SH	       SOLE		        69920	0      0
Anadigics	                com	 032515108    861	182897	 SH	       SOLE		        182897	0      0
Apple Inc	                com	 037833100    615	3320	 SH	       SOLE		        3320	0      0
Applied Matls Inc	        com	 038222105    1552	116000	 SH	       SOLE		        116000	0      0
Aspen Insurance Holdings Ltd	com	 G05384105    511	19300	 SH	       SOLE		        19300	0      0
Avnet Inc	                com	 053807103    912	35100	 SH	       SOLE		        35100	0      0
Bell Microproducts Inc	        com	 078137106    709	203194	 SH	       SOLE		        203194	0      0
Boston Scientific Corp	        com	 101137107    416	39300	 SH	       SOLE		        39300	0      0
Cadence Design Systems Inc	com	 127387108    829	112993	 SH	       SOLE		        112993	0      0
CalAmp Corp	                com	 128126109    101	35894	 SH	       SOLE		        35894	0      0
Cerner Corp	                com	 156782104    301	4028	 SH	       SOLE		        4028	0      0
Chevron Corporation	        com	 166764100    2064	29300	 SH	       SOLE		        29300	0      0
Cisco Sys Inc	                com	 17275R102    353	15000	 SH	       SOLE		        15000	0      0
Citigroup Inc	                com	 172967101    243	50300	 SH	       SOLE		        50300	0      0
Cognex Corp	                com	 192422103    855	52217	 SH	       SOLE		        52217	0      0
Comcast Corp	                com	 20030N101    856	50700	 SH	       SOLE		        50700	0      0
Commscope Inc	                com	 203372107    531	17736	 SH	       SOLE		        17736	0      0
Cypress Semiconductor Corp	com	 232806109    347	33600	 SH	       SOLE		        33600	0      0
Cypress Sharpridge Invts Inc	com	 23281A307    388	27332	 SH	       SOLE		        27332	0      0
DSP Group Inc 	                com	 23332B106    828	101770	 SH	       SOLE		        101770	0      0
Dean Foods Co	                com	 242370104    939	52805	 SH	       SOLE		        52805	0      0
Delia's Inc	                com	 246911101    66	30534	 SH	       SOLE		        30534	0      0
Dell Inc	                com	 247025109    844	55300	 SH	       SOLE		        55300	0      0
E M C Corp Mass	                com	 268648102    586	34400	 SH	       SOLE		        34400	0      0
Electro Scientific Inds	        com	 285229100    536	40000	 SH	       SOLE		        40000	0      0
Electronic Arts Com	        com	 285512109    777	40800	 SH	       SOLE		        40800	0      0
Exar Corp	                com	 300645108    852	115922 	 SH	       SOLE		        115922	0      0
Family Dlr Stores Inc	        com	 307000109    396	15000	 SH	       SOLE		        15000	0      0
Flextronics Intl Ltd	        com	 Y2573F102    1006	134701	 SH	       SOLE		        134701	0      0
General Electric Co	        com	 369604103    455	27700	 SH	       SOLE		        27700	0      0
ICT Group Inc	                com	 44929Y101    349	33199	 SH	       SOLE		        33199	0      0
Imation Corp	                com	 45245A107    324	35004	 SH	       SOLE		        35004	0      0
Ingram Micro	                com	 457153104    459	27231	 SH	       SOLE		        27231	0      0
Intel Corp	                com	 458140100    2130	108850	 SH	       SOLE		        108850	0      0
Intersil Corp	                com	 46069S109    260	17000	 SH	       SOLE		        17000	0      0
Itron Inc	                com	 465741106    218	3400	 SH	       SOLE		        3400	0      0
JDS Uniphase Corp	        com	 46612J507    754	105982	 SH	       SOLE		        105982	0      0
Jabil Circuit Inc	        com	 466313103    1130	84300	 SH	       SOLE		        84300	0      0
LECG Corp	                com	 523234102    91	25908	 SH	       SOLE		        25908	0      0
LeCroy Corp	                com	 52324W109    113	27966	 SH	       SOLE		        27966	0      0
LifePoint Hospitals Inc	        com	 53219L109    1469	54300	 SH	       SOLE		        54300	0      0
Livewire Mobile Inc	        com	 53837P102    72	184594	 SH	       SOLE		        184594	0      0
Mc Donalds	                com	 580135101    2242	39284	 SH	       SOLE		        39284	0      0
McCormick & Schmicks Seafd R	com	 579793100    450	60539	 SH	       SOLE		        60539	0      0
Mentor Graphics Corp	        com	 587200106    1022	109760	 SH	       SOLE		        109760	0      0
Mercer Ins Group Inc	        com	 587902107    429	23735	 SH	       SOLE		        23735	0      0
Mercury Computer Sys	        com	 589378108    129	13100	 SH	       SOLE		        13100	0      0
Montpelier Re Holdings Ltd	com	 G62185106    574	35200	 SH	       SOLE		        35200	0      0
Motorola Inc	                com	 620076109    639	74400	 SH	       SOLE		        74400	0      0
Myers Inds Inc	                com	 628464109    588	54550	 SH	       SOLE		        54550	0      0
Mylan Inc	                com	 628530107    528	33000	 SH	       SOLE		        33000	0      0
Newport Corp	                com	 651824104    411	46923	 SH	       SOLE		        46923	0      0
Nokia Corp	                com	 654902204    541	37000	 SH	       SOLE		        37000	0      0
Novell Inc	                com	 670006105    476	105502	 SH	       SOLE		        105502	0      0
Office Depot Inc	        com	 676220106    605	91400	 SH	       SOLE		        91400	0      0
Omnicare Inc	                com	 681904108    1517	67348	 SH	       SOLE		        67348	0      0
On-Assignment Inc	        com	 682159108    971	165997	 SH	       SOLE		        165997	0      0
Otix Global Inc	                com	 68906N101    128	134268	 SH	       SOLE		        134268	0      0
Pacific Sunwear Calif Inc	com	 694873100    400	77731	 SH	       SOLE		        77731	0      0
Pantry Inc	                com	 698657103    447	28509	 SH	       SOLE		        28509	0      0
Petrohawk Energy Corp	        com	 716495106    363	15000	 SH	       SOLE		        15000	0      0
Pfizer Inc	                com	 717081103    270	16300	 SH	       SOLE		        16300	0      0
Photronics Inc	                com	 719405102    674	142283	 SH	       SOLE		        142283	0      0
Powerwave Technologies Inc	com	 739363109    150	93559	 SH	       SOLE		        93559	0      0
Presstek Inc 	                com	 741113104    51	24176	 SH	       SOLE		        24176	0      0
Pride Intl Inc Del	        com	 74153Q102    338	11100	 SH	       SOLE		        11100	0      0
Procter & Gamble Co	        com	 742718109    1147	19800	 SH	       SOLE		        19800	0      0
RF MicroDevices Inc	        com	 749941100    368	67781	 SH	       SOLE		        67781	0      0
Radisys Corp	                com	 750459109    527	60632	 SH	       SOLE		        60632	0      0
Ruby Tuesday Inc	        com	 781182100    591	70200	 SH	       SOLE		        70200	0      0
SAIA Inc	                com	 81111T102    404	25100	 SH	       SOLE		        25100	0      0
Safeway Inc	                com	 786514208    1065	54017	 SH	       SOLE		        54017	0      0
Sara Lee Corp	                com	 803111103    1162	104283	 SH	       SOLE		        104283	0      0
Southwest Airls Co	        com	 844741108    995	103600	 SH	       SOLE		        103600	0      0
StarTec Inc	                com	 85569C107    299	34392	 SH	       SOLE		        34392	0      0
Starbucks Corp 	                com	 855244109    919	44500	 SH	       SOLE		        44500	0      0
Sunpower Corp Cl B	        com	 867652307    215	8526	 SH	       SOLE		        8526	0      0
Synopsys Inc	                com	 871607107    1130	50392	 SH	       SOLE		        50392	0      0
TII Network Technologies Inc	com	 872479209    17	15000	 SH	       SOLE		        15000	0      0
Theragenics Corp	        com	 883375107    522	326330	 SH	       SOLE		        326330	0      0
Thomas Weisel Partners Group Inccom	 884481102    489	91545	 SH	       SOLE		        91545	0      0
Time Warner Cable Inc	        com	 88732J207    212	4927	 SH	       SOLE		        4927	0      0
Time Warner Inc	                com	 887317303    208	7233	 SH	       SOLE		        7233	0      0
Transocean Ltd	                com	 G90073100    256	2997	 SH	       SOLE		        2997	0      0
UCBH Holdings Inc	        com	 90262T308    108	134619	 SH	       SOLE		        134619	0      0
Vishay Intertechnology Inc	com	 928298108    1207	152800	 SH	       SOLE		        152800	0      0
Wabash National Corp	        com	 929566107    124	45500	 SH	       SOLE		        45500	0      0
Waste Mgmt Inc Del	        com	 94106L109    1345	45100	 SH	       SOLE		        45100	0      0
Zoran Cop	                com	 98975F101    922	80007	 SH	       SOLE		        80007   0      0

